Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payables And Accruals [Abstract]
Accrued payroll and welfare	¥ 83,190		¥ 69,269
Freight payable	70,656		63,084
Deposits from suppliers	30,755		5,312
Installation fee payables	25,714		21,850
Product warranty	22,420		22,463
Marketing and promotion expenses	18,476		19,223
Payments for purchase of property	15,624		5,997
Other tax payable	15,354		45,217
Professional fee payables	9,188		10,699
Refund liabilities	7,707		18,088
Deferred revenue	5,719		7,790
Other current liabilities	34,085		37,845
Total	338,888		326,837
Less: non-current portion	(3,400)		(1,795)
Accrued expenses and other liabilities-current portion	¥ 335,488	$ 51,416	¥ 325,042